EXPLANATION OF THE RESTATEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Explanation Of Restatement
EXPLANATION OF THE RESTATEMENT

11.	EXPLANATION OF THE RESTATEMENT

The consolidated financial statements for the six months ended June 30, 2024 and related disclosures were amended and restated in the previously filed Quarterly Report on Form 10-Q for the three months ended June 30, 2023, arising from an impairment analysis with respect to the Orogrande Project during the 2023 audit and the related reaudit of the Company’s fiscal year 2022 consolidated financial statements.

Items Amended in this Filing – Refer to detail descriptions of adjustments below after each Statement.

	As Originally		As
	Reported		Restated
	June 30, 2023	Adjustment	June 30, 2023
ASSETS
Current assets:
Cash	$737,404	$-	$737,404
Prepayments - development costs	4,034	-	4,034
Prepaid expenses	32,614	-	32,614
Total current assets	774,052	-	774,052

Oil and natural gas properties, net	118,255,432	(118,255,432)	-

Other assets	80,179	-	80,179

TOTAL ASSETS	$119,109,663	$(118,255,432)	$854,231

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$1,271,140	$-	$1,271,140
Note Payable - META	21,589,362	-	21,589,362
Note Payable - Related Party	19,000,000	-	19,000,000
Accrued interest payable	2,511,173	-	2,511,173

Total current liabilities	44,371,675	-	44,371,675

Asset retirement obligations	258,802	-	258,802

Total liabilities	44,630,477	-	44,630,477

Commitments and contingencies

Stockholders’ equity (deficit):
Preferred stock, par value $0.001, 500,000,000 shares authorized; -0- issued and outstanding June 30, 2023 and December 31, 2022	-	-	-
Common stock, par value $0.001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at June 30, 2023;	99,905	(75,022)	24,883

Additional paid-in capital	80,133,023	(11,731,847)	68,401,176
Accumulated deficit	(5,753,742)	(106,448,563)	(112,202,305)
Total stockholders’ equity	74,479,186	(118,255,432)	(43,776,246)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$119,109,663	$(118,255,432)	$854,231

June 30, 2023, Balance Sheet restatement reflects the Impairment adjustment to the carrying value of the Company’s Orogrande Oil and Natural Gas properties as discussed above. An additional restatement to Additional Paid in Capital was made to adjust Stock Compensation Expense for the six months ended June 30, 2023 and to recognize an adjustment to the value per share of common stock issued in exchange for working interest.

	As Originally		As
	Reported		Restated
	Six Months		Six Months
	Ended		Ended
	June 30, 2023	Adjustment	June 30, 2023

Oil and natural gas sales	$15,765	$-	$15,765

Operating expenses:
Lease operating expenses	26,510	-	26,510
Production taxes	1,135	-	1,135
General and administrative	4,831,325	687,833	5,519,158
Impairment expense	-	25,008,677	25,008,677
Total operating expenses	4,858,970	25,696,510	30,555,480

Other income
Interest expense	-	-	-
Interest income	1	-	1
Total other income	1	-	1

Loss before income taxes	4,843,204	25,696,510	30,539,714

Provision for income taxes	-	-	-

Net loss	$4,843,204	$25,696,510	$30,539,714

Loss per common share:
Basic and Diluted	$0.02		$0.16
Weighted average number of common shares outstanding:
Basic and Diluted	195,407,533		195,407,533

Adjustment to the Statement of Operations reflects the impairment adjustment related to the Orogrande Project for six months ended June 30, 2023, described above, includes an adjustment of $696,873 to increase Stock Compensation Expense for the six months ended June 30, 2023, and a decrease of $9,040 in general and administrative expense arising from the reversal of an adjustment of accounts payable cut off at December 31, 2022.

	As Originally		As
	Reported		Restated
	Six Months		Six Months
	Ended		Ended
	June 30, 2023	Adjustment	June 30, 2023
Cash Flows From Operating Activities
Net loss	$(4,843,204)	$(25,696,510)	$(30,539,714)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	11,936	-	11,936
Interest paid in kind	-	-	-
Expense related to stock options issued	528,927	696,873	1,225,800
Impairment expense	-	25,008,677	25,008,677
Change in:
Accounts receivable	-	-	-
Accounts receivable, related party	-	-	-
Prepayments - development costs	150,000	-	150,000
Prepaid expenses	25,652	-	25,652
Accounts payable and accrued expenses	(2,604,872)	(1,056,126)	(3,660,998)
Net cash from operating activities	(6,731,561)	(1,047,086)	(7,778,647)

Cash Flows From Investing Activities
Investment in oil and natural gas properties	(8,900,988)	1,047,086	(7,853,902)
Net cash from investing activities	(8,900,988)	1,047,086	(7,853,902)

Cash Flows From Financing Activities
Proceeds from notes payable, related party	17,000,000	-	17,000,000
Payments on promissory notes	(1,000,000)	-	(1,000,000)
Payments on accrued interest	(199,345)	-	(199,345)
Contributions from parent	-	-	-
Net cash from financing activities	15,800,655	-	15,800,655

Net increase (decrease) in cash	168,106	-	168,106

Cash - beginning of period	569,298	-	569,298
Cash - end of period	$737,404	$-	$737,404

Supplemental disclosure of cash flow information:
Cash paid for interest	$199,345	$-	$199,345

Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for working interest	$28,341,814	$(12,503,742)	$15,838,072
Capitalized Interest	$1,139,183	$-	$1,139,183

Adjustments to the Cash Flow for the six months ended June 30, 2023 reflect the impairment adjustment related to the Orogrande Project described above, an increase in accounts payable of $9,040 for general and administrative expense, adjustment of accounts payable cut off for development costs of $1,047,086 at December 31, 2022, and an increase in Stock Compensation Expense for the six months ended June 30, 2023.

12.	EXPLANATION OF THE RESTATEMENT

The consolidated financial statements for the year ended December 31, 2022 and related disclosures were amended and restated in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, arising from an impairment analysis with respect to the Orogrande Project during the 2023 audit and the related reaudit of the Company’s fiscal year 2022 financial statements.

Items Amended in this Filing – Refer to detail descriptions of adjustments below after each Statement.

NEXT BRIDGE HYDROCARBONS INC
CONSOLIDATED BALANCE SHEETS

	As Originally
	Reported		As Restated
	December 31, 2022	Adjustment	December 31, 2022
ASSETS
Current assets:
Cash	$569,298	$-	$569,298
Accounts receivable	-	-	-
Accounts receivable, related party	177,519	-	177,519
Prepayments - development costs	150,000	-	150,000
Prepaid expenses	62,300	-	62,300
Total current assets	959,117	-	959,117

Oil and gas properties	79,695,928	(79,695,928)	-

Other assets	80,179	-	80,179

TOTAL ASSETS	$80,735,224	(79,695,928)	$1,039,296

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$3,891,649	$1,056,125	$4,947,774
Note Payable - META	22,573,724	-	22,573,724
Note Payable - Related Party	2,000,000	-	2,000,000
Accrued interest payable, unrelated party	1,571,336	-	1,571,336

Total current liabilities	30,036,709	1,056,125	31,092,834

Asset retirement obligations	246,866	-	246,866

Total liabilities	30,283,575	1,056,125	31,339,700

Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, 500,000,000 shares authorized; -0- issued and outstanding December 31, 2022 and December 31, 2021	-	-	-
Common stock, par value $0.001; 500,000,000 shares authorized; 165,472,241 issued and outstanding at December 31, 2022; One issued and outstanding at December 31, 2021	16,547	-	16,547
Additional paid-in capital	51,345,640	-	51,345,640
Accumulated deficit	(910,538)	(80,752,053)	(81,662,591)
Total stockholders’ equity (deficit)	50,451,649	(80,752,053)	(30,300,404)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$80,735,224	$(79,695,928)	$1,039,296

The 2022 Balance Sheet restatement reflects the Impairment adjustment to the carrying value of the Company’s Oil and Natural Gas properties as discussed above. An additional restatement to accounts payable to adjust cut off as of December 31, 2022 was made.

NEXT BRIDGE HYDROCARBONS INC

CONSOLIDATED STATEMENTS OF OPERATIONS

	As Originally Reported	As Originally Reported		As Restated
	Predecessor Period	Successor Period		Successor Period
	January 1, 2022	December 15, 2022		December 15, 2022
	December 14, 2022	December 31, 2022	Adjustment	December 31, 2022

Oil and gas sales	$38,273	$2,561		$2,561

Operating expenses:

Lease operating expenses	68,488	5,826		5,826
Production taxes	2,755	229		229
General and administrative	7,905,860	907,045	9,040	916,085
Impairment expense	-	-	80,743,013	80,743,013
Depreciation, depletion and amortization	-	-		-
Total operating expenses	7,977,103	913,100	80,752,053	81,665,153

Other income (expense)
Gain on extinguishment of debt	-	-		-
Gain (loss) on sale of assets	-	-		-
Interest expense and accretion of note discounts	-	-		-
Franchise tax	-	-		-
Interest income	495	1		1
Total expense, net	495	1	-	1

Loss before income taxes	7,938,335	910,538	80,752,053	81,662,591

Provision for income taxes	-	-	-	-

Net loss	$7,938,335	$910,538	$80,752,053	$81,662,591

Loss per common share:
Basic and Diluted	$(0.05)	$(0.01)		$(0.49)
Weighted average number of common shares outstanding:
Basic and Diluted	165,472,241	165,472,241		165,472,241

Year ended December 31, 2022 Statement of Operations reflects the impairment adjustment related to the Orogrande Project. described above and an increase of $9,040 in general and administrative expense arising from the adjustment of accounts payable cut off at December 31, 2022

NEXT BRIDGE HYDROCARBONS INC

CONSOLIDATED STATEMENTS OF CASH FLOWS

	As Originally Reported	As Originally Reported		As Restated
	Predecessor Period	Successor Period		Successor Period
	January 1, 2022	December 15, 2022		December 15, 2022
	December 14, 2022	December 31, 2022	Adjustment	December 31, 2022
Cash Flows From Operating Activities (used in)
Net loss	$(7,938,335)	$(910,538)	$(80,752,053)	$(81,662,591)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	-	1,092	-	1,092
Bad debt expense	(26,612)	-	-	-
Impairment expense	-	-	80,743,013	80,743,013
Depreciation, depletion and amortization	-	-	-	-
Paid in kind interest	-	-	-	-
Change in:			-	-
Accounts receivable	74,310	-	-	-
Accounts receivable, related party	(14,153)	-	-	-
Prepayments - development costs	(150,000)	-	-	-
Other assets	(94,364)	39,185	-	39,185
Prepaid expenses	(1,408)	(58,225)	-	(58,225)
Accounts payable and accrued expenses	2,524,381	1,154,917	1,054,950	2,209,867
Accrued interest payable	-	(1,091)	1,091	-
Net cash from(used in) operating activities	(5,626,181)	225,340	1,047,001	1,272,341

Cash Flows From (used in) Investing Activities
Investment in oil and gas properties	(3,859,851)	(1,976,029)	(1,047,001)	(3,023,030)
Proceeds from sale of oil and gas property	-
Net cash used in investing activities	(3,859,851)	(1,976,029)	(1,047,001)	(3,023,030)

Cash Flows From Financing Activities
Issuance of common stock, net of offering costs	-	-
Proceeds from notes payable	7,500,000	2,000,000	-	2,000,000
Contributions from parent	316,600	-
Net cash from financing activities	7,816,600	2,000,000	-	2,000,000

Net increase (decrease) in cash	(1,669,432)	249,311	-	249,311

Cash - beginning of year	1,989,419	319,987	-	319,987
Cash - end of year	$319,987	$569,298	$-	$569,298

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$-	$-	$-
Cash paid for state franchise tax	$-	$-	$-	$-

Supplemental disclosure of non-cash investing and financing activities:
	$-	$-	$-	$-
Issuance of common stock	$16,547	$-	$-	$-
Account payable reduced by expense offset	$-	$15,638	$-	$15,638
Capitalized Interest included in interest payable	$1,289,328	$74,210	$-	$74,210

Year ended December 31, 2022 Cash Flow reflects the impairment adjustment described above and an increase of $9,040 in general and administrative expense arising from the adjustment of accounts payable cut off at December 31, 2022. The accounts payable adjustment was primarily connected to vendors for development costs.